Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 21, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUSTSUPPLEMENT DATED DECEMBER 1, 2021 TO THE SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 21, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)Invesco BulletShares 2021 Municipal Bond ETF (BSML)
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
(each, a “Fund” and collectively, the “Funds”)Effective December 13, 2021, the Funds, each a separate series of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), will no longer accept creation orders. The last day of trading of each Fund on The Nasdaq Stock Market LLC (the “Exchange”) will be December 15, 2021. Shareholders may sell their holdings of a Fund on the Exchange until market close on December 15, 2021 and may incur typical transaction fees from their broker-dealer.In accordance with the principal investment strategies of each Fund, the Funds will be terminated on December 17, 2021 without requiring additional approval by the Trust’s Board of Trustees or the Funds’ shareholders. In connection with such termination, shareholders who do not sell their shares of a Fund before market close on December 15, 2021 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about December 17, 2021.Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.Please Retain This Supplement For Future Reference.P-SIFT-PROSOAI-SUP-1 120121
Invesco BulletShares 2021 Corporate Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUSTSUPPLEMENT DATED DECEMBER 1, 2021 TO THE SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 21, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)Invesco BulletShares 2021 Municipal Bond ETF (BSML)
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
(each, a “Fund” and collectively, the “Funds”)Effective December 13, 2021, the Funds, each a separate series of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), will no longer accept creation orders. The last day of trading of each Fund on The Nasdaq Stock Market LLC (the “Exchange”) will be December 15, 2021. Shareholders may sell their holdings of a Fund on the Exchange until market close on December 15, 2021 and may incur typical transaction fees from their broker-dealer.In accordance with the principal investment strategies of each Fund, the Funds will be terminated on December 17, 2021 without requiring additional approval by the Trust’s Board of Trustees or the Funds’ shareholders. In connection with such termination, shareholders who do not sell their shares of a Fund before market close on December 15, 2021 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about December 17, 2021.Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.Please Retain This Supplement For Future Reference.P-SIFT-PROSOAI-SUP-1 120121
Invesco BulletShares 2021 USD Emerging Markets Debt ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUSTSUPPLEMENT DATED DECEMBER 1, 2021 TO THE SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 21, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)Invesco BulletShares 2021 Municipal Bond ETF (BSML)
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
(each, a “Fund” and collectively, the “Funds”)Effective December 13, 2021, the Funds, each a separate series of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), will no longer accept creation orders. The last day of trading of each Fund on The Nasdaq Stock Market LLC (the “Exchange”) will be December 15, 2021. Shareholders may sell their holdings of a Fund on the Exchange until market close on December 15, 2021 and may incur typical transaction fees from their broker-dealer.In accordance with the principal investment strategies of each Fund, the Funds will be terminated on December 17, 2021 without requiring additional approval by the Trust’s Board of Trustees or the Funds’ shareholders. In connection with such termination, shareholders who do not sell their shares of a Fund before market close on December 15, 2021 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about December 17, 2021.Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.Please Retain This Supplement For Future Reference.P-SIFT-PROSOAI-SUP-1 120121
Invesco BulletShares 2021 Municipal Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUSTSUPPLEMENT DATED DECEMBER 1, 2021 TO THE SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 21, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)Invesco BulletShares 2021 Municipal Bond ETF (BSML)
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
(each, a “Fund” and collectively, the “Funds”)Effective December 13, 2021, the Funds, each a separate series of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), will no longer accept creation orders. The last day of trading of each Fund on The Nasdaq Stock Market LLC (the “Exchange”) will be December 15, 2021. Shareholders may sell their holdings of a Fund on the Exchange until market close on December 15, 2021 and may incur typical transaction fees from their broker-dealer.In accordance with the principal investment strategies of each Fund, the Funds will be terminated on December 17, 2021 without requiring additional approval by the Trust’s Board of Trustees or the Funds’ shareholders. In connection with such termination, shareholders who do not sell their shares of a Fund before market close on December 15, 2021 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about December 17, 2021.Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.Please Retain This Supplement For Future Reference.P-SIFT-PROSOAI-SUP-1 120121
Invesco BulletShares 2021 High Yield Corporate Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUSTSUPPLEMENT DATED DECEMBER 1, 2021 TO THE SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 21, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)Invesco BulletShares 2021 Municipal Bond ETF (BSML)
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
(each, a “Fund” and collectively, the “Funds”)Effective December 13, 2021, the Funds, each a separate series of the Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), will no longer accept creation orders. The last day of trading of each Fund on The Nasdaq Stock Market LLC (the “Exchange”) will be December 15, 2021. Shareholders may sell their holdings of a Fund on the Exchange until market close on December 15, 2021 and may incur typical transaction fees from their broker-dealer.In accordance with the principal investment strategies of each Fund, the Funds will be terminated on December 17, 2021 without requiring additional approval by the Trust’s Board of Trustees or the Funds’ shareholders. In connection with such termination, shareholders who do not sell their shares of a Fund before market close on December 15, 2021 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about December 17, 2021.Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.Please Retain This Supplement For Future Reference.P-SIFT-PROSOAI-SUP-1 120121